Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

Note 12    Related party transactions

Transactions with the French State and affiliated bodies

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA.

The communication services provided to the French State are done so as part of a competitive process held for each service according to the nature of the service. They have no material impact on consolidated revenues.

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except the use of spectrum resources. These resources are allocated after a competitive process.

Transactions with the main associates and joint ventures

The main operations between the Group and the interests in associates and joint ventures are reflected as follow in Orange’s consolidated financial statements:

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Assets
Non-current financial assets	43	9	—
Trade receivables	417	39	37
o/w Orange Concessions(1)	372	—	—
Current financial assets	12	5	2
Other current assets	52	—	1

Liabilities
Current financial liabilities	0	0	—
Trade payables	14	5	10
Other current liabilities	1	0	0
Customer contract liabilities	153	3	0
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	151	—	—

Income statement
Revenue	139	14	10
o/w Orange Concessions	124	—	—
Operating income	135	(7)	7
Finance costs, net	1	0	1
Net income	129	(7)	8

(1)

Operations between the Group and Orange Concessions mainly comprise receivables of Orange SA towards Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.

(2)	Customer contract liabilities correspond mainly to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to FiberCo.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6.4);

–  the French State, and its departments in Bpifrance Participations and central State departments (see Notes 10 and 15);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 11).